Available-for-sale financial assets	12 Months Ended
Dec. 31, 2017
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Available-for-sale financial assets
12.	Available-for-sale financial assets

	December 31, 2016	December 31, 2017	December 31, 2017
	NT$000	NT$000	US$000
Unlisted equity investments, at cost	79,880	49,474	1,669
Less: Allowance for impairment losses	(69,920)	(28,584)	(964)

	9,960	20,890	705

Due to the operation loss and accumulated deficit of VIGOUR TECHNOLOGY Corporation (“VIGOUR”), the Company has recognized full impairment loss of its investments on VIGOUR amounted to NT$41,336 thousand (US$1,395 thousand) in prior years. Based on the Company’s assessment, considering VIGOUR is currently in liquidation process and no residual assets are expected to be available for distributions, the carrying amount of investments and accumulated impairment losses were reclassified to “Other receivables” in the fourth quarter of 2017.

As of December 31, 2016 and 2017, no available-for-sale financial assets were pledged.